Richard Goldberger

Senior Director and

Associate General Counsel

(201) 743-7174

Fax (212) 314-3959

September 18, 2015

VIA ELECTRONIC “EDGAR” FILING

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Initial Filing of the Registration Statement on Form N-6 for

AXA Equitable Life Insurance Company (CIK #0000771726) “(Registration Statement”)

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account FP.

This Registration Statement relates to a new national version of the IncentiveLife Optimizer® Series variable life insurance contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account FP.

The principal differences between the new version of the IncentiveLife Optimizer® Series (“IncentiveLife Optimizer® III”) and the current version (“Incentive Life Optimizer® II”) are outlined below. Incentive Life Optimizer® II is covered by AXA Equitable’s Form N-6 Registration Statement File No. 333-103199 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, IncentiveLife Optimizer ® III will replace Incentive Life Optimizer ® II for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the IncentiveLife Optimizer ® III design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Incentive Life Optimizer ® II Registration Statement.

The principal differences between IncentiveLife Optimizer ® III and Incentive Life Optimizer ® II are as follows:

•	The current mortality and expense risk charges have changed.

•	The surrender charges have changed.

•	The guaranteed minimum interest rate paid under the guaranteed interest option has changed.

•	The minimum interest rate for policy loans has changed.

•	The customer loyalty credit formula has changed.

•	The Cash Value rider has been replaced by the Liquidity rider.

•	The Enhanced No Lapse Guarantee and the Paid Up Death Benefit guarantee are no longer being offered.

•	Except where specified, limitations on contributions and transfers to the guaranteed interest option are no longer in effect.

•	The Market Stabilizer Option is described in a separate standalone prospectus that is already effective.

Additional exhibits, financial statements and other financial information and Tandy representations will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (201) 743-7174 if there are any questions with this matter.

Sincerely,

/s/ Richard Goldberger
Richard Goldberger